Net borrowings - Reconciliation of movement in net borrowings (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of the year	£ 13,246	£ 11,277
Net decrease/(increase) in cash and cash equivalents before exchange	231	(2,552)	£ (54)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(967)	4,089
Change in net borrowings from cash flows	(736)	1,537
Exchange differences on net borrowings	(598)	95
Other non-cash items(ii)	197	86
Adoption of IFRS 16	0	251
Net borrowings at end of the year	12,109	13,246	£ 11,277
Cash outflow for derivatives designated in forward point hedges	£ 2	6
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other non-cash items(ii)		£ (206)